Pension and Other Postretirement Benefits - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) BasisPoint
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Maximum contribution of employer	3.50%
Deferment of annual cash compensation	100.00%
Matching contribution of employer	3.50%
Deferred compensation payments on retirement	Upon retirement, payments of compensation deferred, plus interest, are made in equal monthly installments over 10, 15, or 20 years, as elected by the participant.
Additional Deferred Compensation Payment Options, period of payment, years	5 years
Deferred compensation, percentage of multiple interest rate	150.00%
Increments of changes to the discount rate, basis points | BasisPoint	25
Estimated decrease in pension expense	$ 6.7
Future estimated funding amount	39.0
Future estimated funding amount of retirement plan	$ 36.0
Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Per capita cost of covered health care benefits medical rate trend assumption	7.50%
Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Per capita cost of covered health care benefits medical rate trend assumption	4.50%